Share-based awards (Details 3) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	1 Months Ended	12 Months Ended
	Feb. 11, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 1,136
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 146
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 11.66	SFr 11.66	SFr 13.38	SFr 16.33
Weighted-average grant-date fair value - Granted (in CHF per share)		12.70	10.63	11.60
Weighted-average grant-date fair value - Settled (in CHF per share)		12.50	14.13	16.51
Weighted-average grant-date fair value - Forfeited (in CHF per share)		11.78	11.62	13.67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 11.66	SFr 11.66	SFr 13.38
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	77.2	91.7	72.4	51.7
Granted (in shares)		28.5	50.9	45.4
Settled (in shares)		(34.5)	(29.0)	(22.8)
Forfeited (in shares)		(8.5)	(2.6)	(1.9)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		77.2	91.7	72.4
of which vested (in shares)		11.2	10.4	6.7
of which unvested (in shares)		66.0	81.3	65.7
Performance shares | Performance share awards | Grant Date, February 11, 2022 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 161
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	SFr 8.61
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	19.4
Performance shares | Performance share awards | Grant Date, February 11, 2022 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 156
Performance shares | Performance share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 493
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 12.59
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		37.8
Performance shares | Performance share awards | Grant Date, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 553
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 10.81
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			50.7
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Share awards granted in February 2022 are similar to those granted in February 2021. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as material risk takers (MRTs), risk manager MRTs or senior managers or equivalents under the EU or UK Capital Requirements Directive V related provisions. As of February 2022, share awards granted to MRTs vest over four years with one quarter of the award vesting on each of the four anniversaries of the grant date. Share awards granted to risk manager MRTs vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date. Share awards granted to senior managers vest over seven years, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the Group share price at the time of delivery.
Vesting period		3 years
Total estimated unrecognized compensation expense		SFr 349
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 11.27	SFr 11.86	SFr 13.46	SFr 16.15
Weighted-average grant-date fair value - Granted (in CHF per share)		11.17	10.61	11.68
Weighted-average grant-date fair value - Settled (in CHF per share)		12.44	13.76	16.15
Weighted-average grant-date fair value - Forfeited (in CHF per share)		11.52	11.72	13.83
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 11.27	SFr 11.86	SFr 13.46
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	143.8	126.3	110.5	83.2
Granted (in shares)		86.4	69.1	69.3
Settled (in shares)		(53.3)	(47.9)	(36.9)
Forfeited (in shares)		(15.6)	(5.4)	(5.1)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		143.8	126.3	110.5
of which vested (in shares)		13.1	13.5	11.9
of which unvested (in shares)		130.7	112.8	98.6
Stock compensation plan | Share awards | Grant Date, February 11, 2022 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 216
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	SFr 8.61
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	27.7
Stock compensation plan | Share awards | Grant Date, February 11, 2022 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 224
Stock compensation plan | Share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 592
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 12.59
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		44.6
Stock compensation plan | Share awards | Grant Date, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 626
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 10.81
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			57.9
Stock compensation plan | Share awards | UK PRA staff or similuar regulations, Senior managemement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		7 years
Method of Measuring Cost of Award		The number of share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as share awards by the average price of a Group share over the ten consecutive trading days which ended on February 24, 2022. The fair value of each share award was CHF 8.61, the Group share price on the grant date.
Stock compensation plan | Share awards | MRTs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Stock compensation plan | Share awards | Risk manager MRTs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Stock compensation plan | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Managing directors and all material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions. Performance share awards are subject to a downward adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2021, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Asset Resolution Unit, the downward adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee’s determination for the year in which the performance shares are granted. A downward adjustment has been applied to outstanding performance share awards, reflecting the full year divisional loss in the Investment Bank for 2021.
Method of Measuring Cost of Award		The number of performance share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the ten consecutive trading days which ended on February 24, 2022. The fair value of each performance share award was CHF 8.61, the Group share price on the grant date.
Stock compensation plan | Special awards and blocked shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share and are generally subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years. On February 11, 2022, the Group granted 27.7 million share awards with a total value of CHF 216 million. The estimated unrecognized compensation expense of CHF 224 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules. The majority of share awards granted include the right to receive dividend equivalents on vested shares.
Stock compensation plan | Special awards and blocked shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		0 years
Stock compensation plan | Special awards and blocked shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Stock compensation plan | European Union and blocked share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In order to comply with Capital Requirements Directive V requirements and other applicable remuneration regulations, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for either six months or one year from the date of grant, depending on the location.
Stock compensation plan | European Union and blocked share awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		6 months
Stock compensation plan | European Union and blocked share awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Stock compensation plan | European Union and blocked share awards | Grant Date, February 11, 2022 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 41
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	5.0
Stock compensation plan | European Union and blocked share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		2.6
Stock compensation plan | European Union and blocked share awards | Grant Date, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			3.2
Stock compensation plan | Strategic Delivery Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Strategic Delivery Plan In February 2022, the Group granted 62.5 million Strategic Delivery Plan (SDP) deferred share-based awards with a total value of CHF 497 million to most Managing Directors and Directors to incentivize the longer-term delivery of the Group’s strategic plan. The SDP awards are subject to service conditions and performance-based metrics over the course of 2022-2024. SDP awards are scheduled to vest on the third anniversary of the grant date, with the exception of awards granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the EU or UK Capital Requirements Directive V related provisions. SDP awards granted to MRTs vest in equal annual installments over two years, commencing on the third anniversary from the grant date. SDP awards granted to risk manager MRTs vest in equal annual installments over three years, while SDP awards granted to senior managers vest in equal annual installments over five years, both commencing on the third anniversary from the grant date. Prior to settlement, the principal amount of the SDP awards will be written down to zero and forfeited if any of the following triggering events exist at the end of 2022, 2023 or 2024: ■ The Group’s reported CET1 capital ratio below the FINMA-prescribed minimum + 50 basis points; or ■ The Group’s reported common equity tier 1 (CET1) leverage ratio falls below 3.7%. In addition, the Compensation Committee will review and assess the overall success of the delivery of the strategic plan at a Group level over the three-year period (2022-2024) and may increase the SDP awards up to a maximum of 50% of the initial award amount. Half of the potential uplift would be granted if a pre-determined average Group return on tangible equity threshold is achieved, measured over the key strategic implementation years 2023 and 2024. The other half of the uplift may be awarded based on the Compensation Committee’s assessment of risk management and other strategic non-financial achievements. The estimated unrecognized compensation expense of CHF 504 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures, excludes any potential uplift and will be recognized over the vesting period, subject to early retirement rules. The number of SDP awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as SDP awards by the average price of a Group share over the ten consecutive trading days which ended on February 24, 2022. The fair value of each SDP award was CHF 8.61, the Group share price on the grant date. The majority of SDP awards granted include the right to receive dividend equivalents on vested shares.
Stock compensation plan | Strategic Delivery Plan | Grant Date, February 11, 2022 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 497
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	SFr 8.61
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	62.5
Stock compensation plan | Strategic Delivery Plan | Grant Date, February 11, 2022 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 504
Stock compensation plan | Strategic Delivery Plan | Cliff vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Stock compensation plan | Strategic Delivery Plan | UK PRA staff or similuar regulations, Senior managemement | Cliff vesting [Member] | Grant Date, February 11, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period with delayed payment		7 years
Stock compensation plan | Strategic Delivery Plan | MRTs | Cliff vesting [Member] | Grant Date, February 11, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period with delayed payment		4 years
Stock compensation plan | Strategic Delivery Plan | Risk manager MRTs | Cliff vesting [Member] | Grant Date, February 11, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period with delayed payment		5 years
Bank
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 1,111
Bank | Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 139
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 11.67	SFr 11.67	SFr 13.37	SFr 16.33
Weighted-average grant-date fair value - Granted (in CHF per share)		12.71	10.63	11.60
Weighted-average grant-date fair value - Settled (in CHF per share)		12.50	14.12	16.51
Weighted-average grant-date fair value - Forfeited (in CHF per share)		11.78	11.64	13.58
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 11.67	SFr 11.67	SFr 13.37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	73.8	88.0	69.7	50.0
Granted (in shares)		27.4	48.8	43.9
Settled (in shares)		(33.2)	(28.0)	(22.3)
Forfeited (in shares)		(8.4)	(2.5)	(1.9)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		73.8	88.0	69.7
of which vested (in shares)		10.4	9.6	6.4
of which unvested (in shares)		63.4	78.4	63.3
Bank | Performance shares | Performance share awards | Grant Date, February 11, 2022 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 154
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	18.5
Bank | Performance shares | Performance share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 478
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		36.6
Bank | Performance shares | Performance share awards | Grant Date, 2021 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 148
Bank | Performance shares | Performance share awards | Grant Date, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 531
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			48.7
Bank | Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 338
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 11.22	SFr 11.82	SFr 13.45	SFr 16.23
Weighted-average grant-date fair value - Granted (in CHF per share)		11.19	10.65	11.69
Weighted-average grant-date fair value - Settled (in CHF per share)		12.44	13.83	16.20
Weighted-average grant-date fair value - Forfeited (in CHF per share)		11.52	11.74	13.93
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 11.22	SFr 11.82	SFr 13.45
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	135.3	115.2	101.9	77.1
Granted (in shares)		85.7	64.0	65.0
Settled (in shares)		(50.1)	(45.1)	(35.2)
Forfeited (in shares)		(15.5)	(5.6)	(5.0)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		135.3	115.2	101.9
of which vested (in shares)		11.8	12.0	10.9
of which unvested (in shares)		123.5	103.2	91.0
Bank | Stock compensation plan | Share awards | Grant Date, February 11, 2022 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 210
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	26,900.0
Bank | Stock compensation plan | Share awards | Grant Date, February 11, 2022 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 218
Bank | Stock compensation plan | Share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 576
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		43.5
Bank | Stock compensation plan | Share awards | Grant Date, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 604
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			55.9
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, February 11, 2022 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 38
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	4.6
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 31
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		2.3
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 32
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			2.8
Bank | Stock compensation plan | Strategic Delivery Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Strategic Delivery Plan In February 2022, the Bank granted 59.5 million Strategic Delivery Plan (SDP) deferred share-based awards with a total of CHF 473 million to most Managing Directors and Directors to incentivize the longer-term delivery of the Group’s strategic plan. The SDP awards are subject to service conditions and performance-based metrics over the course of 2022-2024. The fair value of each share award was CHF 8.61, the Group share price on the grant date. The estimated unrecognized compensation expense of CHF 480 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Bank | Stock compensation plan | Strategic Delivery Plan | Grant Date, February 11, 2022 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 473
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	SFr 8.61
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	59.5
Bank | Stock compensation plan | Strategic Delivery Plan | Grant Date, February 11, 2022 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 480
Bank | Stock compensation plan | Strategic Delivery Plan | Cliff vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years